Deposits (Table)	12 Months Ended
Dec. 31, 2020
Deposits
Schedule of maturity distribution of time deposits
2021	$74,922,873
2022	16,406,502
2023	7,116,526
2024	11,344,797
2025	3,541,263
Total	$113,331,961